SCHEDULE OF INVENTORIES (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)
Notes and other explanatory information [abstract]
Raw materials	$ 4,979	₪ 15,883	₪ 17,980
Work-in-progress	105	334	120
Finished goods	1,164	3,713	4,992
Inventories	$ 6,248	₪ 19,930	₪ 23,092